CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 26, 2015
SHAREHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	20,342,069	20,141,709
Common stock, shares outstanding (in shares)	20,342,069	20,141,709